Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Acquisitions		$ 162,615	$ 22,500
Common units outstanding		218,937,797	218,933,141
Western Gas Equity Partners, LP [Member] | Common Units [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Conversion of units	55,360,984
Western Gas Equity Partners, LP [Member] | Western Gas Partners, LP [Member]
Subsequent Event [Line Items]
General partner units owned		2,583,068
Western Gas Equity Partners, LP [Member] | Western Gas Partners, LP [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
General partner units owned	2,583,068
Western Gas Equity Partners, LP [Member] | Western Gas Partners, LP [Member] | Common Units [Member]
Subsequent Event [Line Items]
Common units outstanding		50,132,046
Anadarko [Member] | Western Gas Partners, LP [Member] | Common Units [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Common units outstanding	6,375,284
Western Gas Partners, LP [Member]
Subsequent Event [Line Items]
Units issued		1,128,782	885,760
Conversion of units			0
Western Gas Partners, LP [Member] | Anadarko [Member] | Anadarko Midstream Assets [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Cash payment for acquisition	$ 1,814,000
Acquisitions	$ 193,900
Western Gas Partners, LP [Member] | Class C Units [Member]
Subsequent Event [Line Items]
Units issued		1,128,782	885,760
Western Gas Partners, LP [Member] | Class C Units [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Conversion of units	1
Western Gas Partners, LP [Member] | Common Units [Member]
Subsequent Event [Line Items]
Conversion of units			21,922,831
Western Gas Partners, LP [Member] | Common Units [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Conversion of units	105,624,704
Western Gas Partners, LP [Member] | Common Units [Member] | Anadarko [Member] | Anadarko Midstream Assets [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Units issued	45,760,201